SEMI ANNUAL REPORT


SEPTEMBER 30, 1999

TEMPLETON
INTERNATIONAL FUND

[LOGO(R)]
FRANKLIN(R) TEMPLETON(R)

[SEAL]


[PHOTO OF MARK HOLOWESKO APPEARS HERE]

MARK G. HOLOWESKO, CFA
President
Templeton Global Investment Trust

         Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

         In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.

SHAREHOLDER LETTER

-------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON INTERNATIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 75% OF ITS TOTAL ASSETS IN THE EQUITY SECURITIES OF COMPANIES LOCATED IN ANY DEVELOPED COUNTRY OUTSIDE THE U.S. EFFECTIVE AUGUST 1, 1999, THE FUND'S BOARD OF TRUSTEES APPROVED A CHANGE IN THE FUND'S NAME AND INVESTMENT FOCUS. BEFORE THAT DATE, THE FUND'S NAME WAS TEMPLETON GREATER EUROPEAN FUND.
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton International Fund, which covers the six months ended September 30, 1999. Effective August 1, 1999, the Fund began investing in other areas of the world, excluding the U.S. Many of the investments that hurt our performance last year helped it during the six months under review and the Fund's Class A shares posted a six-month cumulative total return of 11.70%, as shown in the Performance Summary on page The Fund's new benchmark, the Morgan Stanley Capital International(R) Europe, Australasia, Far East

CONTENTS

Shareholder Letter.............   1

Performance Summary............   6

Financial Highlights &
Statement of Investments.......   8

Financial Statements...........  16

Notes to Financial Statements..  19

Change in Independent
Auditor........................  23


[PYRAMID GRAPHIC]

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/99

[PIE CHART]

[THIS CHART SHOWS IN PIE FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON INTERNATIONAL FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

Europe                             61.9%
Asia                               13.0%
Australia/                          4.1%
 New Zealand
North America                       3.3%
Short-Tem Investments &            17.7%
  Other Net Assets

(MSCI EAFE) Index provided a return of only 6.16% for the same period.(1)

In Europe, we continued to find opportunities in the U.K. market. During the reporting period, U.K. stocks were generally priced lower than continental European stocks as investor enthusiasm for the introduction of the euro helped push continental European stock prices higher. On September 30, 1999, U.K. holdings represented almost one-half of our total European exposure. In our opinion, many of our European holdings may be well positioned to benefit from two major trends. The first is the possibility of lower taxes. The impact of lower taxes in the U.S. over the last 10 years has been very visible, with almost one-half of the earnings growth the result of lower taxes and reduced interest costs.

Although Europe has introduced a common currency, the euro, and interest rates declined and converged, the region does not enjoy a common level of taxation. We believe this may improve in the future. A recent report released by Bloomberg in June of 1999 indicated that the German government was discussing a plan to cut corporate tax rates to a unified rate of 25% in 2001, from as high as 40%. In our opinion, these discussions may spread across Europe. Lower taxes would not only allow more cash flow for corporations, but also boost consumer disposable income and provide a more competitive environment for European companies.

1. Source: Morgan Stanley Capital International. The unmanaged MSCI EAFE includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The Fund's old benchmark, the MSCI Europe Index, returned 0.15%. The unmanaged MSCI Europe Index measures the performance of approximately 600 companies representing 15 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Both indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

We also believe the current boom in European buyouts and acquisitions may continue to boost share prices. We estimate that in 1994 less than $20 billion was utilized for corporate buyouts in Europe, a figure expected to exceed $150 billion in 1999. In our opinion, corporate activity of this nature helps to increase the attractiveness of value investing.

Among the Fund's larger European holdings on September 30, 1999, were General Electric Co. PLC in the United Kingdom, Koninklijke Philips Electronics NV in the Netherlands, ABB Ltd. in Switzerland, Alcatel SA in France and UPM-Kymmene Corp. in Finland. Each of these holdings contributed positively to the Fund's performance.

Asian holdings continued to bolster Fund performance during the reporting period. As the economic situation in the region appeared to stabilize early in 1999, investor attention was drawn to the attractive valuations of many Asian companies. An important issue for investors in the region is the future direction of the Japanese economy. In our opinion, recent reports from Japan are encouraging. Many investors are anticipating an economic turnaround in the region, which has boosted the Japanese stock market and added to the stability of non-Japan Asia. During the reporting period, our Japanese holdings benefited from this perception and appreciated in value. As of September 30, 1999, our largest Asian positions were Sony Corp., Hitachi Ltd., and Fuji Photo Film Co. Ltd.

In Hong Kong, retail sales turned around, and foreign exchange reserves began to build. Tourism also increased after dropping for most of 1998. Hong Kong's Hang Seng Index rose after reaching a low in August of last year, and the Fund benefited from this rebound. At the end of the period under review, some

TOP 10 COUNTRIES
9/30/99

[THIS CHART LISTS THE TOP 10 COUNTRIES REPRESENTED IN TEMPLETON INTERNATIONAL FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

                    % OF TOTAL
  COUNTRY           NET ASSETS
  United Kingdom        26.4%
  Japan                  9.8%
  France                 6.1%
  Germany                5.8%
  Sweden                 5.6%
  Netherlands            5.3%
  Australia              3.7%
  Norway                 3.6%
  Finland                2.8%
  Switzerland            2.4%

  TOP 10 INDUSTRIES
  9/30/99

[THIS CHART LISTS THE TOP 10 INDUSTRIES REPRESENTED IN TEMPLETON INTERNATIONAL FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

                                      % OF TOTAL
  INDUSTRY                            NET ASSETS
  Electrical & Electronics               9.4%
  Machinery & Engineering                6.7%
  Utilities Electrical & Gas             5.7%
  Chemicals                              5.1%
  Transportation                         5.0%
  Automobiles                            5.0%
  Energy Sources                         4.5%
  Banking                                4.4%
  Industrial Components                  4.0%
  Merchandising                          3.8%

of the Fund's holdings in Hong Kong were Hong Kong & Shanghai Bank (HSBC Holdings PLC) and Hutchison Whampoa Ltd. The economies of other Asian countries also showed improvement during the period, and Singapore Airlines Ltd., another important Asian holding, was a benefactor of this rebound.

In our opinion, a remaining concern for investors in Asia is the potential for the devaluation of China's currency. We believe that the probability of this occurring has increased. However, we believe a properly executed devaluation could improve China's competitive position and benefit Hong Kong, which is a major exporter of Chinese goods and has its own productive capacity in mainland China. In our opinion, China has the financial strength to maintain an orderly devaluation.

Looking forward, we remain optimistic about the potential for global equity markets and Templeton International Fund. The Fund's holdings could benefit from what appears to be a return to value-based investing. Although during most of the 1980s and 1990s, value investing provided above-average returns for investors, there have been a few years during this period when value investing underperformed, as it did in 1998. However, since March 1999, investor attention appears to be turning once again toward stocks that are cheap on the basis of price-to-book, price-to-sales, price-to-cash-flow, or price-to-earning models. We believe the Fund is well positioned in these types of securities.

Please remember that there are special risks associated with global investing related to market, currency, economic, social, political, and other factors. Investing in certain foreign markets means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, Hong Kong's equity market has increased 1,175% in the last 15 years, but has suffered six declines of more than 15% during that time. (2) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in some markets. These risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects our views, opinions and portfolio holdings as of September 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our investment strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

We appreciate your investment in the Fund and would like to reaffirm our dedication to searching the world for the best possible securities for inclusion in the Fund's portfolio.

Sincerely,


/s/MARK G. HOLOWESKO
---------------------
Mark G. Holowesko, CFA


/s/JEFFREY A. EVERETT
----------------------
Jeffrey A. Everett, CFA


/s/RICHARD SEAN FARRINGTON
---------------------------
Richard Sean Farrington, CFA
The Portfolio Management Team
Templeton International Fund

2. Source: Hong Kong Hang Seng Index. Based on quarterly percentage price change over 15 years ended September 30, 1999. Returns are measured in U.S. dollar terms and do not include reinvested dividends.


  TOP 10 HOLDINGS
  9/30/99

[THIS CHART LISTS THE TOP 10 HOLDINGS, INCLUDING INDUSTRY AND COUNTRY,OF TEMPLETON INTERNATIONAL FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

  COMPANY,                          % OF TOTAL
  INDUSTRY, COUNTRY                 NET ASSETS
----------------------------------------------
Sony Corp.,
Appliances & Household
Durables, Japan                           2.3%

ABB Ltd.,
Electrical & Electronics,
Switzerland                               2.1%

Hitachi Ltd.,
Electrical & Electronics,
Japan                                     2.1%

Norsk Hydro ASA,
Energy Sources,
Norway                                    1.9%

Fuji Photo Film Co. Ltd.,
Electrical & Electronics, Japan           1.6%

Koninklijke Philips Electronics NV,
Electrical & Electronics,
Netherlands                               1.6%

National Australia Bank Ltd.,
Banking, Australia                        1.5%

Laird Group PLC,
Machinery & Engineering,
United Kingdom                            1.5%

Sandvik AB,
Industrial Components,
Sweden                                    1.4%

Iberdrola SA, Br.,
Utilities Electrical &
Gas, Spain                                1.3%

CLASS A (formerly Class I):

Subject to the maximum 5.75% initial sales charge.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

The Fund's Investment Manager and Fund Administrator had agreed in advance to waive a portion of their respective fees through July 31, 1999 and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower.


PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                         CHANGE         9/30/99  3/31/99
----------------------------------------------------------------
Net Asset Value                 +$0.87         $13.48   $12.61

                                DISTRIBUTIONS (4/1/99 - 9/30/99)
                                --------------------------------
Dividend Income                 $0.0731
Short-Term Capital Gain         $0.1303

        TOTAL                   $0.2034

CLASS C                         CHANGE         9/30/99  3/31/99
----------------------------------------------------------------

Net Asset Value                 +$0.84         $13.33   $12.49

                                DISTRIBUTIONS (4/1/99 - 9/30/99)

                                --------------------------------
Dividend Income                 $0.0524
Short-Term Capital Gain         $0.1303

        TOTAL                   $0.1827

ADVISOR CLASS                   CHANGE         9/30/99  3/31/99
----------------------------------------------------------------
Net Asset Value                 +$0.89         $13.55   $12.66

                                DISTRIBUTIONS (4/1/99 - 9/30/99)
                                --------------------------------
Dividend Income                 $0.0855
Short-Term Capital Gain         $0.1303
        TOTAL                   $0.2158


             Past performance is not predictive of future results.

PERFORMANCE

                                                                INCEPTION
CLASS A                          6-MONTH     1-YEAR    3-YEAR    (5/8/95)
-------------------------------------------------------------------------
Cumulative Total Return(1)        11.70%     26.61%    51.81%      68.24%
Average Annual Total Return(2)     5.27%     19.30%    12.70%      11.05%
Value of $10,000 Investment(3)  $10,527    $11,930   $14,309     $15,857

                                9/30/96    9/30/97   9/30/98     9/30/99
                                ----------------------------------------
One-Year
Total Return(4)                  12.16%     30.18%    -7.89%      26.61%

                                                                 INCEPTION
CLASS C                           6-MONTH     1-YEAR    3-YEAR    (5/8/95)
--------------------------------------------------------------------------
Cumulative Total Return(1)           11.39%     25.93%    49.21%      63.47%
Average Annual Total Return(2)        9.25%     23.64%    13.89%      11.57%
Value of $10,000 Investment(3)     $10,925    $12,364   $14,773     $16,185

                                 9/30/96    9/30/97   9/30/98     9/30/99
                                 -----------------------------------------
One-Year
Total Return(4)                    11.11%      29.39%    -8.43%      25.93%



                                                                 INCEPTION
ADVISOR CLASS(5)                  6-MONTH     1-YEAR    3-YEAR    (5/8/95)
--------------------------------------------------------------------------
Cumulative Total Return(1)         11.92%     27.12%    55.18%      71.96%
Average Annual Total Return(2)     11.92%     27.12%    15.77%      13.12%
Value of $10,000 Investment(3)   $11,192    $12,712   $15,518     $17,196

                                 9/30/96    9/30/97   9/30/98     9/30/99
                                 -----------------------------------------
One-Year
Total Return(4)                   12.16%     30.65%    -7.53%      27.12%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class. Six-month returns have not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 43.79% and 14.16%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

TEMPLETON INTERNATIONAL FUND
Financial Highlights

                                                                                        CLASS A
                                                          --------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30, 1999      --------------------------------------------
                                                            (UNAUDITED)++          1999         1998         1997       1996+
                                                          --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period................             $12.61            $14.26       $12.35      $10.39      $10.00
                                                          --------------------------------------------------------------------
Income from investment operations:
 Net investment income..............................                .23               .21          .23         .14         .08
 Net realized and unrealized gains (losses).........               1.23             (1.24)        2.99        2.09         .31
                                                          --------------------------------------------------------------------
Total from investment operations....................               1.46             (1.03)        3.22        2.23         .39
                                                          --------------------------------------------------------------------
Less distributions from:
 Net investment income..............................               (.08)             (.22)        (.23)       (.13)         --
 Net realized gains.................................               (.51)             (.40)       (1.08)       (.14)         --
                                                          --------------------------------------------------------------------
Total distributions.................................               (.59)             (.62)       (1.31)       (.27)         --
                                                          --------------------------------------------------------------------
Net asset value, end of period......................             $13.48            $12.61       $14.26      $12.35      $10.39
                                                          ====================================================================
Total Return*.......................................             11.70%           (7.12)%       28.25%      21.70%       3.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...................            $48,413           $39,509      $19,455      $9,268      $4,308
Ratios to average net assets:
 Expenses...........................................              1.92%**           1.73%        1.85%       1.85%       1.85%**
 Expenses, excluding waiver and payments by
   affiliate........................................              1.92%**           1.73%        2.41%       2.63%       3.56%**
 Net investment income..............................              3.36%**           1.91%        2.04%       1.72%       1.39%**
Portfolio turnover rate.............................             37.46%            38.57%       27.59%      30.58%       9.86%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.
 8

TEMPLETON INTERNATIONAL FUND
Financial Highlights (continued)

                                                                                    CLASS C
                                                       ------------------------------------------------------------------
                                                        SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 1999      ------------------------------------------
                                                         (UNAUDITED)++          1999        1998        1997       1996+
                                                       ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.............             $12.49           $14.16      $12.27      $10.32      $10.00
                                                       ------------------------------------------------------------------
Income from investment operations:
 Net investment income...........................                .18              .11         .12         .11         .07
 Net realized and unrealized gains (losses)......               1.22            (1.22)       3.01        2.02         .25
                                                       ------------------------------------------------------------------
Total from investment operations.................               1.40            (1.11)       3.13        2.13         .32
                                                       ------------------------------------------------------------------
Less distributions from:
 Net investment income...........................               (.05)            (.16)       (.16)       (.04)         --
 Net realized gains..............................               (.51)            (.40)      (1.08)       (.14)         --
                                                       ------------------------------------------------------------------
Total distributions..............................               (.56)            (.56)      (1.24)       (.18)         --
                                                       ------------------------------------------------------------------
Net asset value, end of period...................             $13.33           $12.49      $14.16      $12.27      $10.32
                                                       ==================================================================
Total Return*....................................             11.39%           (7.73)%     27.55%      20.83%       3.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)................            $15,534           $14,222     $5,929      $2,424      $1,431
Ratios to average net assets:
 Expenses........................................              2.53%**          2.37%       2.50%       2.50%       2.50%**
 Expenses, excluding waiver and payments by
   affiliate.....................................              2.53%**          2.37%       3.05%       3.29%       4.21%**
 Net investment income...........................              2.70%**          1.26%       1.31%       1.45%       1.06%**
Portfolio turnover rate..........................             37.46%           38.57%      27.59%      30.58%       9.86%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.

TEMPLETON INTERNATIONAL FUND
Financial Highlights (continued)

                                                                                      ADVISOR CLASS
                                                                  ------------------------------------------------------
                                                                   SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1999      ------------------------------
                                                                    (UNAUDITED)++          1999        1998       1997+
                                                                  ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $12.66           $14.30      $12.36      $11.56
                                                                  ------------------------------------------------------
Income from investment operations:
 Net investment income......................................                .24              .74         .56         .07
 Net realized and unrealized gains (losses).................               1.25            (1.73)       2.73         .73
                                                                  ------------------------------------------------------
Total from investment operations............................               1.49             (.99)       3.29         .80
                                                                  ------------------------------------------------------
Less distributions from:
 Net investment income......................................               (.09)            (.25)       (.27)         --
 Net realized gains.........................................               (.51)            (.40)      (1.08)         --
                                                                  ------------------------------------------------------
Total distributions.........................................               (.60)            (.65)      (1.35)         --
                                                                  ------------------------------------------------------
Net asset value, end of period..............................             $13.55           $12.66      $14.30      $12.36
                                                                  ======================================================
Total Return*...............................................             11.92%           (6.76)%     28.88%       6.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................               $195             $265         $83         $36
Ratios to average net assets:
 Expenses...................................................              1.57%**          1.38%       1.50%       1.50%**
 Expenses, excluding waiver and payments by affiliate.......              1.57%**          1.38%       2.06%       1.90%**
 Net investment income......................................              3.53%**          2.49%       2.38%       2.56%**
Portfolio turnover rate.....................................             37.46%           38.57%      27.59%      30.58%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 10

TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS 79.5%
AEROSPACE & MILITARY TECHNOLOGY 1.2%
British Aerospace PLC.......................................  United Kingdom        30,000     $   197,498
Rolls-Royce PLC.............................................  United Kingdom       162,738         563,481
                                                                                               -----------
                                                                                                   760,979
                                                                                               -----------
APPLIANCES & HOUSEHOLD DURABLES 2.3%
Sony Corp. .................................................      Japan             10,000       1,494,318
                                                                                               -----------
AUTOMOBILES 3.6%
Autoliv Inc., SDR...........................................      Sweden             3,900         146,999
Bayerische Motorenwerke AG..................................     Germany            26,000         737,905
Regie Nationale des Usines Renault SA.......................      France            15,000         829,065
Volvo AB, B.................................................      Sweden            21,142         597,020
                                                                                               -----------
                                                                                                 2,310,989
                                                                                               -----------
BANKING 4.0%
Australia & New Zealand Banking Group Ltd. .................    Australia           55,000         367,904
Banco Popular Espanol SA....................................      Spain                973          67,197
*Deutsche Bank AG, Br. .....................................     Germany             3,000         199,103
HSBC Holdings PLC...........................................    Hong Kong           48,000         549,963
National Australia Bank Ltd. ...............................    Australia           50,000         731,925
Unidanmark AS, A............................................     Denmark             4,725         320,181
Union Bank of Norway........................................      Norway            10,000         218,639
Westpac Banking Corp. Ltd. .................................    Australia           20,000         123,381
                                                                                               -----------
                                                                                                 2,578,293
                                                                                               -----------
BUILDING MATERIALS & COMPONENTS 3.1%
Anglian Group PLC...........................................  United Kingdom        70,400         308,975
Caradon PLC.................................................  United Kingdom       261,800         657,496
CSR Ltd.....................................................    Australia           90,000         227,360
Hepworth PLC................................................  United Kingdom        38,500         132,514
Heywood Williams Group PLC..................................  United Kingdom       175,700         674,189
                                                                                               -----------
                                                                                                 2,000,534
                                                                                               -----------
BUSINESS & PUBLIC SERVICES 1.2%
Kardex AG, Br...............................................   Switzerland             800         226,576
Lex Service PLC.............................................  United Kingdom        59,700         560,406
                                                                                               -----------
                                                                                                   786,982
                                                                                               -----------
CHEMICALS 5.1%
Akzo Nobel NV...............................................   Netherlands          10,000         425,980
BASF AG.....................................................     Germany            15,000         642,166
Cookson Group PLC...........................................  United Kingdom       172,638         585,676
DSM NV, Br..................................................   Netherlands          15,192         605,085
Imperial Chemical Industries PLC............................  United Kingdom        67,600         746,448
Kemira OY...................................................     Finland            50,000         279,550
                                                                                               -----------
                                                                                                 3,284,905
                                                                                               -----------

TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
CONSTRUCTION & HOUSING .1%
Hollandsche Beton Groep NV..................................   Netherlands           7,233     $    73,947
                                                                                               -----------
ELECTRICAL & ELECTRONICS 9.4%
*ABB Ltd....................................................   Switzerland          13,097       1,343,569
Alcatel SA..................................................      France             5,000         689,023
Fuji Photo Film Co. Ltd.....................................      Japan             30,000       1,028,459
General Electric Co. PLC....................................  United Kingdom        63,000         605,909
Hitachi Ltd. ...............................................      Japan            120,000       1,329,952
Koninklijke Philips Electronics NV..........................   Netherlands          10,120       1,021,689
                                                                                               -----------
                                                                                                 6,018,601
                                                                                               -----------
ELECTRONIC COMPONENTS & INSTRUMENTS .1%
BICC PLC....................................................  United Kingdom        47,432          84,753
                                                                                               -----------
ENERGY EQUIPMENT & SERVICES .6%
TransCanada PipeLines Ltd. .................................      Canada            30,000         392,991
                                                                                               -----------
ENERGY SOURCES 4.6%
Fortum Corp.................................................     Finland            10,450          50,970
Norsk Hydro ASA.............................................      Norway            28,641       1,211,770
*Renaissance Energy Ltd. ...................................      Canada            20,000         285,811
Shell Transport & Trading Co. PLC...........................  United Kingdom        84,000         627,351
Societe Elf Aquitaine SA, Br. ..............................      France             4,020         732,497
                                                                                               -----------
                                                                                                 2,908,399
                                                                                               -----------
FINANCIAL SERVICES 1.6%
AXA SA......................................................      France             2,500         316,290
Nomura Securities Co. Ltd. .................................      Japan             45,000         697,380
                                                                                               -----------
                                                                                                 1,013,670
                                                                                               -----------
FOOD & HOUSEHOLD PRODUCTS 1.1%
Northern Foods PLC..........................................  United Kingdom        71,019         124,267
Tate & Lyle PLC.............................................  United Kingdom        97,000         597,444
                                                                                               -----------
                                                                                                   721,711
                                                                                               -----------
FOREST PRODUCTS & PAPER 3.3%
Assidoman AB................................................      Sweden             4,800          85,484
Assidoman AB, 144A..........................................      Sweden             1,440          25,645
Carter Holt Harvey Ltd. ....................................   New Zealand         200,000         240,643
Mo Och Domsjoe AB, B........................................      Sweden            18,131         540,745
Stora Enso OYJ, A...........................................     Finland            27,500         364,320
Stora Enso OYJ, R...........................................     Finland            12,200         161,755
Svenska Cellulosa AB, B.....................................      Sweden             4,500         119,938
*Svenska Cellulosa AB, rts., 10/23/99.......................      Sweden             4,500           7,182
UPM-Kymmene Corp. ..........................................     Finland            16,200         552,071
                                                                                               -----------
                                                                                                 2,097,783
                                                                                               -----------

TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE .9%
Merck KGAA..................................................     Germany             3,860     $   139,764
Rhone-Poulenc SA, A.........................................      France             8,000         413,201
                                                                                               -----------
                                                                                                   552,965
                                                                                               -----------
INDUSTRIAL COMPONENTS 4.0%
Michelin SA, B..............................................      France            16,002         755,273
Sandvik AB, A...............................................      Sweden            21,900         594,383
Sandvik AB, B...............................................      Sweden            11,000         300,561
SKF AB, A...................................................      Sweden            26,000         551,842
SKF AB, B...................................................      Sweden             8,000         179,556
Sylea SA....................................................      France             3,300         186,787
                                                                                               -----------
                                                                                                 2,568,402
                                                                                               -----------
INSURANCE 1.0%
Ace Ltd. ...................................................     Bermuda             4,000          67,750
Partnerre Ltd. .............................................     Bermuda             3,500         121,625
XL Capital Ltd., A..........................................     Bermuda            10,000         450,000
                                                                                               -----------
                                                                                                   639,375
                                                                                               -----------
LEISURE & TOURISM .2%
Rank Group PLC..............................................  United Kingdom        36,000         127,170
                                                                                               -----------
MACHINERY & ENGINEERING 6.7%
Bullough PLC................................................  United Kingdom       584,800         645,262
Invensys PLC................................................  United Kingdom       129,551         631,519
Laird Group PLC.............................................  United Kingdom       186,500         933,698
Mckechnie Group PLC.........................................  United Kingdom        78,400         559,705
METSO OYJ...................................................     Finland            32,239         364,273
VA Technologie AG, Br. .....................................     Austria             4,900         393,666
Vickers Group PLC...........................................  United Kingdom       190,000         766,608
                                                                                               -----------
                                                                                                 4,294,731
                                                                                               -----------
MERCHANDISING 3.8%
Gucci Group NV..............................................   Netherlands           5,600         467,600
House of Fraser PLC.........................................  United Kingdom       231,400         297,243
Marks & Spencer PLC.........................................  United Kingdom       120,000         621,027
Moebel Walther AG...........................................     Germany             5,600          72,757
Safeway PLC.................................................  United Kingdom       150,000         545,313
Somerfield PLC..............................................  United Kingdom        90,000         191,940
Storehouse..................................................  United Kingdom       178,312         259,149
                                                                                               -----------
                                                                                                 2,455,029
                                                                                               -----------
METALS & MINING 2.8%
Alcan Aluminum Ltd. ........................................      Canada            16,000         501,939
Billiton PLC................................................  United Kingdom       112,450         469,452

TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
British Steel PLC...........................................  United Kingdom       180,000     $   456,507
Elkem ASA, A................................................      Norway            21,100         381,038
                                                                                               -----------
                                                                                                 1,808,936
                                                                                               -----------
MISC MATERIALS & COMMODITIES .5%
Agrium Inc..................................................      Canada            30,000         298,125
                                                                                               -----------
MULTI-INDUSTRY 3.4%
Broken Hill Proprietary Co. Ltd. ...........................    Australia           20,000         230,368
Cheung Kong Infrastructure Holdings Ltd. ...................    Hong Kong           23,000          45,450
Elementis PLC...............................................  United Kingdom        48,983          82,281
Hutchison Whampoa Ltd. .....................................    Hong Kong           30,000         279,037
Inchcape PLC................................................  United Kingdom        33,150         181,795
Pacific Dunlop Ltd. ........................................    Australia          130,000         195,128
Pilkington PLC..............................................  United Kingdom       424,900         713,741
Saab AB, B..................................................      Sweden            58,700         472,579
                                                                                               -----------
                                                                                                 2,200,379
                                                                                               -----------
REAL ESTATE .8%
Wereldhave NV...............................................   Netherlands          10,920         519,828
                                                                                               -----------
RECREATION & OTHER CONSUMER GOODS 1.3%
*Fila Holding SpA, ADR......................................      Italy              4,400          55,000
Nintendo Co. Ltd. ..........................................      Japan              5,000         796,468
                                                                                               -----------
                                                                                                   851,468
                                                                                               -----------
TELECOMMUNICATIONS 1.3%
Nippon Telegraph & Telephone Corp. .........................      Japan                 65         799,756
                                                                                               -----------
TEXTILES & APPAREL .8%
Adidas-Salomon AG...........................................     Germany             6,000         512,455
                                                                                               -----------
TRANSPORTATION 5.0%
British Airways PLC.........................................  United Kingdom       140,000         788,512
Koninklijke Nedlloyd Groep NV...............................   Netherlands           6,250         171,391
Kvaerner ASA, A.............................................      Norway            25,760         515,034
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom        40,300         608,595
*Seino Transportation Co. Ltd. .............................      Japan             20,000         135,249
Singapore Airlines Ltd. ....................................    Singapore           55,000         536,901
Transport Development Group PLC.............................  United Kingdom        22,608          88,426
Vosper Thornycroft Holdings PLC.............................  United Kingdom        23,000         371,200
                                                                                               -----------
                                                                                                 3,215,308
                                                                                               -----------
UTILITIES ELECTRICAL & GAS 5.7%
CLP Holdings Ltd. ..........................................    Hong Kong           50,000         234,944
Electrabel SA...............................................     Belgium             1,486         514,951
Endesa SA...................................................      Spain              5,725         108,768

TEMPLETON INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong          147,400     $   457,316
Iberdrola SA, Br. ..........................................      Spain             58,200         862,764
National Power PLC..........................................  United Kingdom        80,000         623,827
Powergen PLC................................................  United Kingdom        50,000         510,523
Veba AG.....................................................     Germany             6,000         335,460
                                                                                               -----------
                                                                                                 3,648,553
                                                                                               -----------
TOTAL COMMON STOCKS (COST $51,740,771)......................                                    51,021,335
                                                                                               -----------
PREFERRED STOCKS 2.8%
Ballast Nedam NV, pfd. .....................................   Netherlands           5,000         117,411
Baumax AG, pfd. ............................................     Austria             6,953         111,810
BBS Kraftfahrzeugtechnik AG, pfd. ..........................     Germany            15,000         327,472
National Australia Bank Ltd., 7.875%, cvt., pfd. ...........    Australia            9,000         246,375
News Corp. Ltd., ADR, pfd. .................................    Australia            9,511         253,825
Prosieben Media AG, pfd. ...................................     Germany             4,000         175,504
Volkswagen AG, pfd. ........................................     Germany            18,000         569,323
                                                                                               -----------
TOTAL PREFERRED STOCKS (COST $2,455,438)....................                                     1,801,720
                                                                                               -----------
                                                                                PRINCIPAL
                                                                                AMOUNT**
                                                                               -----------
SHORT TERM INVESTMENTS (COST $4,988,222) 7.8%
U.S. Treasury Bills, 4.47% to 4.875%, with maturities to
  3/09/00...................................................  United States    $ 5,056,000       4,990,488
                                                                                               -----------
TOTAL INVESTMENTS (COST $59,184,431) 90.1%..................                                    57,813,543
OTHER ASSETS, LESS LIABILITIES 9.9%.........................                                     6,328,034
                                                                                               -----------
TOTAL NET ASSETS 100.0%.....................................                                   $64,141,577
                                                                                               ===========

*Non-income producing.
**Securities denominated in U.S. dollars.
                       See Notes to Financial Statements.

TEMPLETON INTERNATIONAL FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $59,184,431).....    $57,813,543
 Receivables:
  Investment securities sold................................         25,906
  Fund shares sold..........................................      7,125,707
  Dividends and interest....................................        208,611
 Other assets...............................................          5,385
                                                                -----------
      Total assets..........................................     65,179,152
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................        159,402
  Fund shares redeemed......................................         97,808
  To affiliates.............................................        113,220
 Funds advanced by custodian................................        616,628
 Accrued expenses...........................................         50,517
                                                                -----------
      Total liabilities.....................................      1,037,575
                                                                -----------
Net assets, at value........................................    $64,141,577
                                                                ===========
Net assets consist of:
 Undistributed net investment income........................    $   902,748
 Net unrealized depreciation................................     (1,370,888)
 Accumulated net realized gain..............................        326,915
 Beneficial shares..........................................     64,282,802
                                                                -----------
Net assets, at value........................................    $64,141,577
                                                                ===========
CLASS A:
 Net asset value per share ($48,412,923 divided by 3,591,833
 shares outstanding)........................................         $13.48
                                                                ===========
 Maximum offering price per share
 ($13.48 divided by 94.25%).................................         $14.30
                                                                ===========
CLASS C:
 Net asset value per share ($15,533,828 divided by 1,165,340
 shares outstanding)*.......................................         $13.33
                                                                ===========
 Maximum offering price per share
 ($13.33 divided by 99.00%).................................         $13.46
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($194,826 divided by 14,376 shares outstanding)..........         $13.55
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 16

TEMPLETON INTERNATIONAL FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

Investment Income:
(net of foreign taxes of $164,347)
 Dividends..................................................    $1,356,890
 Interest...................................................       168,015
                                                                ----------
      Total investment income...............................                     $1,524,905
Expenses:
 Management fees (Note 3)...................................       216,976
 Administrative fees (Note 3)...............................        43,395
 Distribution fees (Note 3)
  Class A...................................................        75,550
  Class C...................................................        72,462
 Transfer agent fees (Note 3)...............................        75,400
 Custodian fees.............................................         9,800
 Reports to shareholders....................................        31,800
 Registration and filing fees...............................        46,600
 Professional fees..........................................        18,300
 Trustees' fees and expenses................................         4,200
 Other......................................................         6,999
                                                                ----------
      Total expenses........................................                        601,482
                                                                                 ----------
            Net investment income...........................                        923,423
                                                                                 ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................       459,714
  Foreign currency transactions.............................       (54,025)
                                                                ----------
      Net realized gain.....................................                        405,689
      Net unrealized appreciation on investments............                      5,134,332
                                                                                 ----------
Net realized and unrealized gain............................                      5,540,021
                                                                                 ----------
Net increase in net assets resulting from operations........                     $6,463,444
                                                                                 ==========

                       See Notes to Financial Statements.

TEMPLETON INTERNATIONAL FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1999         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................       $   923,423            $ 1,000,258
  Net realized gain from investments and foreign currency
    transactions............................................           405,689              3,641,321
  Net unrealized appreciation (depreciation) on
   investments..............................................         5,134,332            (10,473,856)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................         6,463,444             (5,832,277)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................          (221,178)              (731,302)
   Class C..................................................           (57,220)              (182,376)
   Advisor Class............................................            (1,112)               (10,692)
  Net realized gains:
   Class A..................................................        (1,548,793)            (1,305,179)
   Class C..................................................          (556,063)              (437,976)
   Advisor Class............................................            (6,672)               (17,826)
 Fund share transactions (Note 2):
   Class A..................................................         5,835,876             26,750,423
   Class C..................................................           324,564             10,148,300
   Advisor Class............................................           (87,377)               148,524
                                                                ---------------------------------------
    Net increase in net assets..............................        10,145,469             28,529,619
Net assets:
 Beginning of period........................................        53,996,108             25,466,489
                                                                ---------------------------------------
 End of period..............................................       $64,141,577            $53,996,108
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................       $   902,748            $   258,835
                                                                =======================================

                       See Notes to Financial Statements.
 18

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton International Fund is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. Effective August 1, 1999, the Fund's investment policies were modified to require, under normal market conditions, at least 75% of the Fund's total assets to be invested in any developed country outside the U.S. and the Fund's name changed from Templeton Greater European Fund to Templeton International Fund. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               SEPTEMBER 30, 1999                    MARCH 31, 1999
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           ---------------------------------------------------------------
CLASS A SHARES:
Shares sold..............................................   9,064,637    $ 122,622,085         11,427,434    $ 148,355,385
Shares issued on reinvestment of distributions...........     122,444        1,599,117            152,278        1,853,465
Shares redeemed..........................................  (8,727,253)    (118,385,326)        (9,812,112)    (123,458,427)
                                                           ---------------------------------------------------------------
Net increase.............................................     459,828    $   5,835,876          1,767,600    $  26,750,423
                                                           ===============================================================

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               SEPTEMBER 30, 1999                    MARCH 31, 1999
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           ---------------------------------------------------------------
CLASS C SHARES:
Shares sold..............................................     530,838    $   7,089,165          1,614,772    $  21,466,567
Shares issued on reinvestment of distributions...........      41,267          533,991             44,862          540,863
Shares redeemed..........................................    (545,220)      (7,298,592)          (939,952)     (11,859,130)
                                                           ---------------------------------------------------------------
Net increase.............................................      26,885    $     324,564            719,682    $  10,148,300
                                                           ===============================================================

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               SEPTEMBER 30, 1999                    MARCH 31, 1999
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold..............................................       2,240    $      30,803            796,091    $  11,069,182
Shares issued on reinvestment of distributions...........         486            6,371              1,992           27,214
Shares redeemed..........................................      (9,248)        (124,551)          (782,998)     (10,947,872)
                                                           ---------------------------------------------------------------
Net increase (decrease)..................................      (6,522)   $     (87,377)            15,085    $     148,524
                                                           ===============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TGAL and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.85%, 2.50%, and 1.50% of the Fund's average daily net assets of Class A, Class C, and Advisor Class shares, respectively, through July 31, 1999. For the six months ended September 30, 1999, no reimbursement was necessary under the agreement.

TEMPLETON INTERNATIONAL FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively, for costs incurred in marketing the Fund's Class A and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1999, the unreimbursed costs were $238,986. Distributors received net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $5,717 and $8,794, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $ 5,243,582
Unrealized depreciation.....................................     (6,614,470)
                                                                -----------
Net unrealized depreciation.................................    $(1,370,888)
                                                                ===========

At March 31, 1999, the Fund had deferred currency losses occurring subsequent to October 31, 1998 of $37,000. For tax purposes, such losses will be reflected in the year ending March 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1999 aggregated $18,498,266 and $20,593,755, respectively.

TEMPLETON INTERNATIONAL FUND
Change in Independent Auditor

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On October 21, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

                      This page intentionally left blank.

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP


GLOBAL GROWTH

Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Smaller Companies Fund
Templeton International Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund*
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund

Franklin Templeton Global
 Currency Fund

Franklin Templeton Hard
 Currency Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund(1)
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund(7)
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES

Franklin Templeton Conservative
 Target Fund

Franklin Templeton Moderate
 Target Fund

Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund(2)
Franklin Money Fund(2)

TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund(2)

STATE-SPECIFIC
TAX-FREE INCOME

Alabama
Arizona(3)
California(3)
Colorado
Connecticut
Florida(3)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(4)
Michigan(4)
Minnesota(4)
Missouri
New Jersey
New York(3)
North Carolina
Ohio(4)
Oregon
Pennsylvania
Tennessee(5)
Texas
Virginia

VARIABLE ANNUITIES(6)
Franklin(R) Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*Effective November 15, 1999, the fund will be renamed Franklin Global Communications Fund.
1. This fund is closed to new accounts, with the exception of retirement plan accounts.
2. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
3. Two or more fund options available: long-term portfolio; portfolio of insured securities; high yield portfolio (CA); intermediate-term and money market portfolios (CA and NY).
4. Portfolio of insured municipal securities.
5. The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
6. Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by USAllianz Investor Services, LLC. Franklin Templeton Variable Insurance Products Trust, formerly Franklin Valuemark Funds, is managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.
7. Franklin MicroCap Value Fund has reopened to new investors.

                                                                           10/99

[FRANKLIN TEMPLETON LOGO]
Templeton International Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


SEMIANNUAL REPORT
PRINCIPAL UNDERWRITER

Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton International Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

                              [RECYCLING ARROWS LOGO] Printed on recycled paper
419 S99 11/99